NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Excluded items from net loss calculation (Details) - shares	Sep. 30, 2015	Sep. 30, 2014
Accounting Policies [Abstract]
Stock options	4,500,000	4,460,000
Warrants	17,048,660	21,392,285
Preferred stock	400,000	400,000
Convertible note payable warrants	880,000	880,000